CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Common Stock Payable [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2019		1,000	11,766,766
Balance, amount at Dec. 31, 2019	$ (318,425)	$ 1	$ 11,766	$ 43,764	$ 11,418,103	$ (11,792,059)
Common stock issued for services, shares	24,756		4,834
Common stock issued for services, amount	$ 5,999	0	$ 4	0	5,995	0
Common stock issued for services - Related Parties, shares			156,061
Common stock issued for services - Related Parties, amount	18,757	0	$ 156	(43,764)	62,365	0
Common stock issued for cash, shares			475,000
Common stock issued for cash, amount	246,500	0	$ 475		246,025	0
Common Stock Subscribed for services	3,000	0	$ 0	3,000
Common Stock Subscribed for Salary Settlement, shares			160,000
Common Stock Subscribed for Salary Settlement, amount	80,000	0	$ 160	0	79,840	0
Common stock issued for settlement of AP - Related Parties, shares			204,933
Common stock issued for settlement of AP - Related Parties, amount	64,024	0	$ 205	0	63,819	0
Common stock issued for settlement of AP, shares			74,000
Common stock issued for settlement of AP, amount	37,000	0	$ 74	0	36,926	0
Warrant Subscriptions	510	0	0	0	510	0
Loss on AP Settlement	117,000	0	0	0	117,000	0
Loss on AP Settlement - Related Parties	426,987	0	0	0	426,987	0
Forgiveness of AP by CEO	7,200	$ 0	$ 0	0	7,200
Debt Conversion - Related Parties, shares			36,984
Debt Conversion - Related Parties, amount	18,492		$ 37		18,455
Prepaid Interest - Related Parties, shares			23,175
Prepaid Interest - Related Parties, amount	23,175		$ 25		23,150
Net Loss	(1,174,015)				0	(1,174,015)
Balance, shares at Dec. 31, 2020		1,000	12,901,753
Balance, amount at Dec. 31, 2020	(443,796)	$ 1	$ 12,902	3,000	12,506,375	(12,966,074)
Common stock issued for services, shares			4,099
Common stock issued for services, amount	750	0	$ 4	3,750	4,496	0
Warrant Subscriptions	25	0	0	0	25	0
Net Loss	(237,367)	0	$ 0	0	0	(236,367)
Common Stock Issued for Common Stock Payable, shares			1,286
Common Stock Issued for Common Stock Payable, amount	3,000	0	$ 1	750	2,249	0
Settlement of AP for Common Stock, shares			11,504
Settlement of AP for Common Stock, amount	17,256	$ 0	$ 11	0	17,245	0
Balance, shares at Jun. 30, 2021		1,000	12,918,642
Balance, amount at Jun. 30, 2021	(660,132)	$ 1	$ 12,918	0	12,530,390	(13,203,441)
Balance, shares at Dec. 31, 2020		1,000	12,901,753
Balance, amount at Dec. 31, 2020	$ (443,796)	$ 1	$ 12,902	3,000	12,506,375	(12,966,074)
Common stock issued for services, shares	3,750		5,385
Common stock issued for services, amount	$ 3,750	0	$ 5	3,000	6,745	0
Common stock issued for settlement of AP - Related Parties, shares			11,504
Common stock issued for settlement of AP - Related Parties, amount	17,256	0	$ 11	0	17,245	0
Warrant Subscriptions	25	$ 0	$ 0	0	25	0
Net Loss	(450,793)					450,793
Common stock issued for cash, related party, shares			400,000
Common stock issued for cash, related party, amount	200,000		$ 400	0	199,600	0
Balance, shares at Dec. 31, 2021		1,000	13,318,642
Balance, amount at Dec. 31, 2021	(673,558)	$ 1	$ 13,318	0	12,729,990	(13,416,867)
Balance, shares at Mar. 31, 2021		1,000	12,914,543
Balance, amount at Mar. 31, 2021	(576,947)	$ 1	$ 12,914	3,750	12,525,894	(13,119,506)
Common stock issued for services, shares			4,099
Common stock issued for services, amount	750	0	$ 4	3,750	4,496	0
Net Loss	(83,935)
Net loss	(236,367)	$ 0	$ 0	0	0	(236,367)
Balance, shares at Jun. 30, 2021		1,000	12,918,642
Balance, amount at Jun. 30, 2021	(660,132)	$ 1	$ 12,918	0	12,530,390	(13,203,441)
Balance, shares at Dec. 31, 2021		1,000	13,318,642
Balance, amount at Dec. 31, 2021	(673,558)	$ 1	$ 13,318	0	12,729,990	(13,416,867)
Common stock issued for cash, shares			28,000
Common stock issued for cash, amount	14,000	0	$ 28	0	13,972	0
Net Loss	(510,422)	$ 0				(510,422)
Balance, shares at Jun. 30, 2022		1,000	13,346,642
Balance, amount at Jun. 30, 2022	(1,169,980)	$ 1	$ 13,346	0	12,743,962	(13,927,289)
Balance, shares at Mar. 31, 2022		1,000	13,338,642
Balance, amount at Mar. 31, 2022	(969,096)	$ 1	$ 13,318	0	12,739,970	(13,722,405)
Common stock issued for cash, shares			8,000
Common stock issued for cash, amount	4,000	0	$ 8	0	3,992	0
Net Loss	(204,884)	0				(204,884)
Rounding		$ 0	$ 0	0	0
Balance, shares at Jun. 30, 2022		1,000	13,346,642
Balance, amount at Jun. 30, 2022	$ (1,169,980)	$ 1	$ 13,346	$ 0	$ 12,743,962	$ (13,927,289)